Accounts Receivable, Net (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Distributor One [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	42.20%	42.50%
Distributor Two [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	25.30%	25.50%
Distributor Three [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable percentage	18.30%	19.00%